Summary of Significant Accounting Policies	12 Months Ended
Apr. 28, 2012
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Business

Barnes & Noble, one of the nation’s largest booksellers,[3] is a leading content, commerce and technology company providing customers easy and convenient access to books, magazines, newspapers and other content across its multi-channel distribution platform. As of April 28, 2012, the Company operated 1,338 bookstores in 50 states, including 647 bookstores on college campuses, one of the Web’s largest eCommerce sites and develops digital content products and software. Given the dynamic nature of the book industry, the challenges faced by traditional booksellers, and the robust innovation pipeline fueling new opportunities in hardware, software and content creation and delivery, Barnes & Noble is utilizing the strength of its retail footprint to bolster its leadership and fuel sales growth across multiple channels.

Of the 1,338 bookstores, 691 operate primarily under the Barnes & Noble Booksellers® trade name. Barnes & Noble College Booksellers, LLC (B&N College), a wholly-owned subsidiary of Barnes & Noble, operates 647 college bookstores at colleges and universities across the United States. Barnes & Noble Retail (B&N Retail) operates the 691 retail bookstores. B&N Retail also includes the Company’s eCommerce site, and Sterling Publishing Co., Inc. (Sterling or Sterling Publishing), a leader in general trade book publishing. The NOOK segment includes the Company’s digital business, including the development and support of the Company’s NOOK product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps, and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

The Company’s principal business is the sale of trade books (generally hardcover and paperback consumer titles), mass market paperbacks (such as mystery, romance, science fiction and other popular fiction), children’s books, eBooks and other digital content, NOOK® (references to NOOK™ include the Company’s NOOK 1st Edition™, NOOK Wi-Fi 1st Edition™, NOOK Color™, NOOK Simple Touch™, NOOK Tablet™ and NOOK Simple Touch with GlowLight™ eBook Reader devices),[4] and related accessories, bargain books, magazines, gifts, café products and services, educational toys & games, music and movies direct to customers through its bookstores or on Barnes & Noble.com. The acquisition of B&N College (see Note 14) has allowed the Company to expand into sales of textbooks and course-related materials, emblematic apparel and gifts, trade books, computer products, school and dorm supplies, and convenience and café items on college and university campuses. In fiscal 2011, B&N College began offering a textbook rental option to its customers, and expanded its electronic textbooks and other course materials through a proprietary digital platform (NOOK Study™). B&N College offers its customers a full suite of textbook options – new, used, digital and rental.

Prior to year-end, the Company reported an operating segment titled B&N.com which included both its digital business and eCommerce operations. Due to the increased focus on the digital business

[3]	Based upon sales reported in trade publications and public filings.
[4]

Any reference to NOOK®, NOOK 1st Edition™, NOOK Wi-Fi 1st Edition™, NOOK Color™, NOOK Simple Touch™, NOOK Tablet™ and NOOK Simple Touch with GlowLight ™ includes the trademark symbol (® or ™, as applicable) even if a symbol is not included.

and the Company’s recently developed ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical non-NOOK merchandise over the Internet) into the B&N Retail segment. Also, as a result of this assessment, certain corporate office and other costs have been allocated to all three segments. The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. Investments in affiliates in which ownership interests range from 20% to 50%, are accounted for under the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.

Merchandise Inventories

Merchandise inventories are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under both the first-in, first-out (FIFO) basis and the last-in, first-out (LIFO) basis. B&N College’s textbook and trade book inventories are valued using the LIFO method, where the related reserve was not material to the recorded amount of the Company’s inventories or results of operations.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. For tax purposes, different methods are used. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. Costs incurred in purchasing management information systems are capitalized and included in property and equipment. These costs are amortized over their estimated useful lives from the date the systems become operational.

Other Long-Lived Assets

The Company’s other long-lived assets include property and equipment and amortizable intangibles. At April 28, 2012, the Company had $622,655 of property and equipment, net of accumulated depreciation, and $249,318 of amortizable intangible assets, net of amortization, accounting for approximately 23.2% of the Company’s total assets. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, except for B&N College long-lived assets, which are evaluated for impairment at the school contract combined store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses totaled $11,747, $2,857, and $12,102 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, and are related to individual store locations.

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 28, 2012, the Company had $519,685 of goodwill and $314,736 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 22.2% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2012. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail, B&N College and B&N.com reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized. During the fourth quarter of fiscal 2012 the Company has determined that the segment previously referred to as B&N.com is no longer applicable and created a new segment titled NOOK to report upon its digital business, moving the eCommerce business (i.e., sales of physical merchandise over the Internet) into the B&N Retail segment. The Company’s three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N Retail and NOOK segments. There were no subsequent indicators of impairment prior to or after the reallocation of goodwill.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets and determined that no impairment was necessary. Changes in market conditions, among other factors, could have a material impact on these estimates, except for the Company’s publishing contracts.

Publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given recent declines in the physical book business, these contracts were at risk of impairment as of its most recent impairment testing date and may be at risk in the future if declines in sales continue.

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other noncurrent assets as of April 28, 2012 and April 30, 2011 were $21,522 and $26,525, respectively. Amortization expense included in interest and amortization of deferred financing fees was $5,381, $16,087, and $5,925 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale, other than those with multiple elements and FOB destination point shipping terms. The Company’s products are considered delivered once they have been shipped and title and risk of loss have transferred. While the majority of the Company’s shipping terms are FOB shipping point, there are certain third party distribution partners with shipping terms of FOB destination point. Certain of the Company sales agreements with these distribution partners contain rights of inspection or acceptance provisions as is standard in the Company’s industry. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience and industry standards. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC 605-25, Revenue Recognition, Multiple Element Arrangements and Accounting Standards Updates (ASU) 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK™ eBook Reader revenue (which includes revenue from the Company’s NOOK® products) is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis, as well as wireless access and wireless connectivity with the purchase of NOOK® from the Company. Using the relative selling price described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS and the wireless access is deferred and recognized on a straight-line basis over the 2-year estimated life of NOOK®.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 2% and 5%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 28, 2012 and April 30, 2011 was $19,785 and $18,184, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distribute NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model in which the publishers set fixed prices for eBooks and NOOK receives a fixed commission on content sold through the eBookstore. The majority of the Company’s eBook sales are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and therefore research and development costs are generally expensed as incurred.

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $116,388, $73,417, and $37,600 during fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. The gross advertising expenses noted above were completely offset by allowances received from vendors and the excess allowances received were recorded as a reduction of cost of goods sold or inventory, as appropriate.

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $551, $3,899, and $4,503 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Basic earnings per share represent net earnings (loss) attributable to common shareholders divided by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the impact of common shares issuable upon exercise of the Company’s outstanding stock options. The Company’s unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are deemed participating securities and are excluded from the dilutive impact of common equivalent shares outstanding under the two-class method since these shares are entitled to participate in dividends declared on common shares. Under the two-class method, earnings (loss) attributable to unvested restricted shares, unvested restricted stock units and common shares issuable under the Company’s deferred compensation plan are excluded from net earnings (loss) attributable to common shareholders for purposes of calculating basic and diluted earnings (loss) per common share. See Note 7 for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary.

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 3 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

The Company sells gift cards which can be used in its stores or on Barnes & Noble.com. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Over time, some portion of the gift cards issued is not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. If actual redemption patterns vary from the Company’s estimates, actual gift card breakage may differ from the amounts recorded. The Company recognized gift card breakage of $29,284, $25,904 and $21,328 during fiscal 2012, fiscal 2011 and fiscal 2010, respectively. The Company had gift card liabilities of $321,362 and $311,092 as of April 28, 2012 and April 30, 2011, respectively.

Reclassifications

Certain prior-period amounts have been reclassified for comparative purposes to conform with the fiscal 2012 presentation.

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 28, 2012, April 30, 2011 and May 1, 2010 all contained 52 weeks.

Recent Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendment requires that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05(ASU 2011-12). ASU 2011-12 effectively defers only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this update. These ASUs are effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011 and must be applied retrospectively. The Company has early adopted both ASU 2011-05 and ASU 2011-12.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (ASU 2011-08). ASU 2011-08 gives the Company the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This ASU is effective for the Company’s financial statements for annual and interim periods beginning on or after December 15, 2011. The adoption is not expected to have an impact on the Company’s Fiscal 2013 Consolidated Financial Statements.